UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trevor Stewart Burton & Jacobsen, Inc.
           -----------------------------------------------------
Address:   405 Lexington Ave
           New York, NY 10174
           -----------------------------------------------------

Form 13F File Number: 28-02774
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Romanna D. Kekish
        -------------------------
Title:  Vice President
        -------------------------
Phone:  212-972-8157
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Romanna D. Kekish                New York, NY 10174               5/12/2006
----------------------               ------------------               ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           92
                                         -----------
Form 13F Information Table Value Total:     $202,600
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ------
3M                             Common           604059105      222    2934          Sole                  0      0   2934
ABAXIS INC.                    Common           002567105      755   33300          Sole              16000      0  17300
ALTRIA GROUP INC               Common           02209S103      498    7037          Sole                  0      0   7037
AMERICAN EXPRESS               Common           025816109     1191   22668          Sole              15360      0   7308
AMERICAN INTL GROUP INC        Common           026874107     1025   15513          Sole               8900      0   6613
AMERISOURCEBERGEN CORP         Common           03073E105       57  130750          Sole              83070      0  47680
APPLIED MATERIALS INC          Common           038222105     1914  109350          Sole              73195      0  36155
AT & T INC                     Common           00206R102     3247  120085          Sole              86930      0  33155
BALDOR ELECTRIC                Common           057741100     6407  204226          Sole             150510      0  53716
BARRICK GOLD CORP              Common           067901108     1633   59980          Sole              37200      0  22780
BERKSHIRE HATHAWAY INC-CL B    Common           084670207       78      26          Sole                  0      0     26
BERKSHIRE HATHAWAY INC-CL B    Common           084670207      301     100          Other                 0      0    100
BP PLC ADR                     Common           055622104     6293   95670          Sole              64866      0  30804
BP PLC ADR                     Common           055622105       62     900          Other                 0      0    900
BROWN-FORMAN INC CLASS A       Common           115637100      660    8442          Sole               8442      0      0
BROWN-FORMAN INC CLASS A       Common           115637100       78    1000          Other                 0      0   1000
BROWN-FORMAN INC CLASS B       Common           115637209      101    1325          Sole               1325      0      0
C S X CORPORATION              Common           126408103     4185   69985          Sole              46145      0  23840
CATERPILLAR INC                Common           149123101     3590   50005          Sole              33110      0  16895
CBS CORP CL A                  Common           124857103      322   13362          Sole               7625      0   5737
CHEVRON CORP                   Common           166764100      411    7093          Sole               2000      0   5093
CISCO SYSTEMS INC              Common           17275R102      227   10500          Sole               7950      0   2550
COLGATE-PALMOLIVE              Common           194162103      770   13500          Sole               3259      0  10241
COMPUTER SCIENCES CORP         Common           205363104     5466   98400          Sole              68965      0  29435
COMPUTER SCIENCES CORP         Common           205363104       55    1000          Other                 0      0   1000
CONAGRA FOOD INC               Common           205887102     5317  247767          Sole             181305      0  66462
CONAGRA FOOD INC               Common           205887102       21    1000          Other                 0      0   1000
CONOCOPHILLIPS                 Common           20825C104     6244   98888          Sole              68780      0  30108
DARDEN RESTAURANTS             Common           237194105     2588   63090          Sole              44095      0  18995
DEVON ENERGY CORP              Common           25179M103     3430   56075          Sole              37975      0  18100
DEVRY INC                      Common           251893103     5770  253415          Sole             164040      0  89375
DIEBOLD INC                    Common           253651103     5803  141195          Sole              96155      0  45040
DOMINION RESOURCES INC         Common           25746U109      755   10950          Sole               7700      0   3250
DOVER CORP                     Common           260003108      762   15700          Sole              12880      0   2820
DUKE REALTY CORP               Common           264411505      628   16570          Sole               4730      0  11840
EDUCATION MANAGEMENT CORP      Common           28139T101      843   20275          Sole               1200      0  19075
EL PASO CORP                   Common           28336L109     1761  146200          Sole              82505      0  63695
EMERSON ELECTRIC CO            Common           291011104     7029   84055          Sole              56635      0  27420
EMERSON ELECTRIC CO            Common           291011104       58     700          Other                 0      0    700
EQUITY OFFICE PROPERTIES TR    Common           294741103      201    6000          Sole                  0      0   6000
EQUITY RESIDENTIAL PROPERTIES  Common           29476L107      425    9100          Sole               1950      0   7150
EXXON MOBIL CORPORATION        Common           30231G102     3489   57329          Sole              27738      0  29591
EXXON MOBIL CORPORATION        Common           30231G102       60    1000          Other                 0      0   1000
FEDEX CORPORATION              Common           31428X106     1812   16050          Sole              12254      0   3796
GENERAL ELECTRIC CO            Common           369604103      374   10764          Sole                  0      0  10764
GENERAL ELECTRIC CO            Common           369604103       69    2000          Other                 0      0   2000
GENZYME CORP                   Common           372917104     4193   62385          Sole              36070      0  26315
HOME DEPOT INC                 Common           437076102      217    5132          Sole               3000      0   2132
ILLINOIS TOOL WORKS INC        Common           452308109     6973   72405          Sole              49580      0  22825
ILLINOIS TOOL WORKS INC        Common           452308109       57     600          Other                 0      0    600
ILLUMINA INC.                  Common           011582451      532   22400          Sole              13700      0   8700
IMAGING DYNAMICS CO LTD.       Common           451920201       46   10000          Sole                  0      0  10000
INTEL CORP                     Common           458140100      354   18208          Sole              11400      0   6808
JEFFERSON PILOT CORP           Common           475070108     2667   47690          Sole              33585      0  14105
JOHNSON & JOHNSON INC          Common           478160104     5668   95720          Sole              62529      0  33191
LILLY ELI & CO                 Common           532457108     5511   99665          Sole              67070      0  32595
LINCOLN NATIONAL CORP          Common           534187109     5891  107915          Sole              73855      0  34060
LOUISIANA-PACIFIC CORP         Common           546347105     4690  172430          Sole             117490      0  54940
LUCENT TECHNOLOGIES            Common           549463107       38   12480          Sole               1680      0  10800
MCDONALD'S CORP                Common           580135101     5744  167175          Sole             113615      0  53560
MCKESSON CORPORATION           Common           58155Q103     2776   53270          Sole              36545      0  16725
MEDTRONIC INC                  Common           585055106     5567  109695          Sole              73965      0  35730
MERCK & CO INC                 Common           589331107      820   23290          Sole              13300      0   9990
MOLEX INC                      Common           608554101     7458  212040          Sole             150731      0  61309
NORFOLK SOUTHERN CORP          Common           655844108      872   16135          Sole              12490      0   3645
NVIDIA CORP                    Common           67066G104      257    4500          Sole                  0      0   4500
PEPSICO INC                    Common           713448108     7094  122770          Sole              80575      0  42195
PEPSICO INC                    Common           713448108       57    1000          Other                 0      0   1000
PROCTER & GAMBLE CO            Common           742718109     3901   67707          Sole              45635      0  22072
RIO TINTO PLC ADR              Common           767204100     1926    9305          Sole               6455      0   2850
ROYAL DUTCH SHELL PLC ADR A    Common           780259206      273    4400          Sole               3600      0    800
SAP AG-SPONSORED ADR           Common           803054204     6108  112450          Sole              78715      0  33735
SAP AG-SPONSORED ADR           Common           803054204       54    1000          Other                 0      0   1000
SONOCO PRODUCTS CO             Common           835495102     1462   43165          Sole                  0      0  43165
SUNTRUST BANKS INC             Common           867914103      291    4000          Sole                  0      0   4000
TARGET CORP                    Common           87612E106      300    5775          Sole                  0      0   5775
TEXAS INSTRUMENTS              Common           882508104     6090  187574          Sole             128639      0  58935
TEXAS INSTRUMENTS              Common           882508104       64    2000          Other                 0      0   2000
TIME WARNER INC                Common           887317105      174   10400          Sole                  0      0  10400
U.S. BANCORP                   Common           902973304      969   31791          Sole              17125      0  14666
UNION PACIFIC CORP             Common           907818108     1806   19350          Sole              12550      0   6800
UNISYS CORP                    Common           909214108     2612  379125          Sole             276675      0 102450
UNITEDHEALTH GROUP INC         Common           910581107      238    4272          Sole                  0      0   4272
VEOLIA ENVIRONMENTAL-ADR       Common           92334N103     1295   23336          Sole              13821      0   9515
VERIZON COMMUNICATIONS         Common           92343V104     4268  125325          Sole              89920      0  35405
VIACOM INC CL A                Common           92553P102      526   13582          Sole               7705      0   5877
VULCAN MATERIALS CO            Common           929160109     4716   54430          Sole              40180      0  14250
VULCAN MATERIALS CO            Common           929160109       34     400          Other                 0      0    400
WALT DISNEY CO                 Common           254687106     4597  164839          Sole             105030      0  59809
WALT DISNEY CO                 Common           254687106       55    2000          Other                 0      0   2000
WPP GROUP PLC                  Common           929309300      247    4128          Sole                  0      0   4128
WYETH                          Common           026609107     6082  125365          Sole              83455      0  41910